Business combinations	12 Months Ended
Dec. 31, 2018
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Business combinations

30. Business combinations

There were no significant acquisitions in 2018 or 2017. There were no material adjustments to prior year acquisitions. The net cash outflow relating to acquisitions in the year is shown below.

All figures in £ millions	2018	2017	2016
Cash flow on acquisitions
Deferred payments for prior year acquisitions and other items	(5)	(11)	(7)
Cash – current year acquisitions	—	—	(7)
Acquisition costs and other acquisition liabilities paid	—	—	(1)

Net cash outflow	(5)	(11)	(15)